ALABAMA MUNICIPAL CASH TRUST
ARIZONA MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES
CALIFORNIA MUNICIPAL CASH TRUST
CASH II SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES
CASH SERIES SHARES
INSTITUTIONAL CAPITAL SHARES
CONNECTICUT MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES
CASH SERIES SHARES
FLORIDA MUNICIPAL CASH TRUST
CASH II SHARES
INSTITUTIONAL SHARES
CASH SERIES SHARES
GEORGIA MUNICIPAL CASH TRUST
MARYLAND MUNICIPAL CASH TRUST
MASSACHUSETTS MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES
CASH SERIES SHARES
MICHIGAN MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES
MINNESOTA MUNICIPAL CASH TRUST
CASH SERIES SHARES
INSTITUTIONAL SHARES
NEW JERSEY MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES
CASH SERIES SHARES
NEW YORK MUNICIPAL CASH TRUST
CASH II SHARES
CASH SERIES SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES
NORTH CAROLINA MUNICIPAL CASH TRUST
OHIO MUNICIPAL CASH TRUST
CASH II SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES
PENNSYLVANIA MUNICIPAL CASH TRUST
CASH SERIES SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES
VIRGINIA MUNICIPAL CASH TRUST
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES
CASH SERIES SHARES

EACH PORTFOLIOS OF MONEY MARKET OBLIGATIONS TRUST




Supplement to Statements of Additional Information dated February 28, 2006.


Under the section entitled "Securities in Which the Fund Invests" please make the following changes:

Add the following just after "Credit Enhancement"

TAX-EXEMPT COMMERCIAL PAPER
Tax-exempt commercial paper is a tax-exempt issuer's obligation with a maturity of less than nine months. Tax-exempt issuers may issue commercial paper to pay for current expenditures or other permissible activities. Tax-exempt issuers may constantly reissue their commercial paper and use the proceeds (or other sources) to repay maturing paper. If the tax-exempt issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

The definition of Tax Increment Financing Bonds (TIF Bonds) should be replaced in its entirety with the following definition:

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from the merchants in the area. The bonds could fail to pay principal or interest if merchants' sales, and related tax collections, failed to increase as anticipated.


                                                               October 11, 2006




---------------------------
|Cusip|60934N260|60934N492|
---------------------------
|     |60934N450|60934N476|
---------------------------
|     |60934N351|60934N468|
---------------------------
|     |60934N369|608919874|
---------------------------
|     |60934N179|60934N294|
---------------------------
|     |60934N403|60934N310|
---------------------------
|     |60934N502|608919866|
---------------------------
|     |60934N559|608919858|
---------------------------
|     |608919601|60934N278|
---------------------------
|     |60934N336|60934N419|
---------------------------
|     |608919700|60934N393|
---------------------------
|     |60934N328|60934N427|
---------------------------
|     |60934N286|60934N526|
---------------------------
|     |60934N518|60934N542|
---------------------------
|     |608919882|60934N534|
---------------------------
|     |60934N377|60934N245|
---------------------------
|     |60934N385|60934N252|
---------------------------
|     |60934N484|608919825|
---------------------------

35632 (10/06)